Segment, Customer and Geographic Information (Schedule of Information Based on Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Total revenues	$ 386,470	$ 373,473	$ 364,012
Israel [Member]
Disclosure of geographical areas [line items]
Total revenues	385,625	373,142	363,262
Others [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 845	$ 331	$ 750